Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Liabilities [Abstract]
Schedule of Other Liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Current
Accrued compensation to employees(1)	508	536
Accrued defined benefit liability (Refer to Note 2.14)(3)	—	1
Accrued expenses(1)	949	986
Withholding taxes and others(3)	442	374
Retention money(1)	2	2
Liabilities of controlled trusts (1)	26	28
Deferred income- government grants(3)	4	1
Liability towards contingent consideration(2)	12	9
Capital creditors(1)	82	57
Financial liability under option arrangements (Refer to Note 2.10)(2)(4)	73	—
Other financial liabilities (1)#	305	176
Total Current other liabilities	2,403	2,170
Non-current
Liability towards contingent consideration (Refer to Note 2.10)(2)	—	7
Accrued compensation to employees(1)	1	1
Accrued expenses(1)	198	125
Accrued defined benefit liability (Refer to Note 2.14)(3)	54	49
Deferred income - government grants (3)	5	8
Deferred income(3)	1	1
Financial liability under option arrangements (Refer to Note 2.10)(2)(4)	—	86
Other non-financial liabilities(3)	1	1
Other financial liabilities (1)#	41	78
Total Non-current other liabilities	301	356
Total other liabilities	2,704	2,526
(1) Financial liability carried at amortized cost	2,112	1,989
(2) Financial liability carried at fair value through profit or loss	85	102
Financial liability under option arrangements on undiscounted basis (Refer to Note 2.5)	82	91
Financial liability towards contingent consideration on undiscounted basis (Refer to Note 2.10)	12	17

(3) Non-financial liabilities

(4) Represents liability related to options issued by the Group over the non-controlling interests in its subsidiaries